Fair Value Measurements (Schedule Of Financial Assets And Liabilities Measured At Fair Value On Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 520,401	$ 411,081
Restricted cash	279,843	237,325
Derivative assets	9,993	21,050
Derivative liabilities	(14,677)	(27,159)
Net assets (liabilities)	795,560
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	520,401
Restricted cash	279,843
Net assets (liabilities)	800,244
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	9,993
Derivative liabilities	(14,677)
Net assets (liabilities)	$ (4,684)